UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021

                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------

Scudder Health Care Fund

                                                           Shares      Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 96.5%
--------------------------------------------------------------------------------

Health Care 96.5%

Biotechnology 25.2%
Actelion Ltd.*                                              10,700     1,246,481
Amgen, Inc.* (a)                                           159,900    12,776,010
Amylin Pharmaceuticals, Inc.* (a)                           40,100     1,313,275
Biogen Idec, Inc.*                                          92,695     3,907,094
Celgene Corp.*                                              80,700     4,051,140
Discovery Laboratories, Inc.* (a)                          190,400     1,188,096
DOV Pharmaceutical, Inc.* (a)                              135,300     2,032,206
Encysive Pharmaceuticals, Inc.*                             71,500       885,170
Gen-Probe, Inc.*                                            58,200     2,649,264
Genentech, Inc.*                                            71,500     6,716,710
Genzyme Corp.*                                              82,100     5,843,057
Gilead Sciences, Inc.*                                      96,000     4,128,000
GPC Biotech AG (ADR)*                                      113,046     1,393,292
Keryx Biopharmaceuticals, Inc.*                             38,200       640,232
MedImmune, Inc.*                                            74,800     2,238,764
MGI Pharma, Inc.*                                          149,400     4,027,824
Millennium Pharmaceuticals, Inc.*                          105,000     1,051,050
Myogen, Inc.* (a)                                           45,000       931,500
OSI Pharmaceuticals, Inc.*                                  30,000       984,000
Pharmion Corp.*                                             47,600     1,182,860
Rigel Pharmaceuticals, Inc.*                               139,600     2,810,148
Telik, Inc.*                                                80,700     1,234,710
                                                                      ----------
                                                                      63,230,883

Health Care Services 16.0%
Aetna, Inc.                                                 51,600     4,110,972
Caremark Rx, Inc.*                                         125,300     5,855,269
Covance, Inc.*                                              48,200     2,520,860
DaVita, Inc.*                                               34,600     1,588,486
Fresenius Medical Care AG (a)                               21,500     1,951,726
Humana, Inc.*                                               33,400    1,608,5447
Medco Health Solutions, Inc.*                               18,126       893,068
PSS World Medical, Inc.*                                    98,600     1,428,714
UnitedHealth Group, Inc.                                   196,720    10,131,080
WellPoint, Inc.*                                           133,100     9,882,675
                                                                      ----------
                                                                      39,971,394

Hospital Management 3.4%
Community Health Systems, Inc.*                            122,500     4,511,675
Manor Care, Inc.                                            37,600     1,484,072
Triad Hospitals, Inc.*                                      53,500     2,575,490
                                                                      ----------
                                                                       8,571,237

Life Sciences Equipment 3.3%
Charles River Laboratories International, Inc.*             52,000     2,642,640
Invitrogen Corp.*                                           20,800     1,762,384
PerkinElmer, Inc.                                           98,800     2,045,160
Serologicals Corp.*                                         78,100     1,857,999
                                                                      ----------
                                                                       8,308,183

Medical Supply & Specialty 19.9%
Baxter International, Inc.                                  80,300     3,238,499
Biomet, Inc.                                                49,700     1,833,433
C.R. Bard, Inc.                                             36,900     2,373,777
Cardinal Health, Inc.                                       72,600     4,327,686
Cooper Companies, Inc.                                      44,900     3,078,793
Cytyc Corp.*                                               121,200     3,023,940
Elekta AB "B"*                                              71,400     3,230,075
Fisher Scientific International, Inc.*                      71,100     4,584,528
Guidant Corp.                                               31,000     2,189,840
I-Flow Corp.* (a)                                           39,600       567,864
IntraLase Corp.*                                            45,300       850,281
Kyphon, Inc.*                                               64,300     2,847,847
Medicines Co.*                                              78,100     1,727,572
Medtronic, Inc.                                            117,400     6,691,800
Nobel Biocare Holding AG                                    12,650     2,770,976
Smith & Nephew PLC                                         188,912     1,820,012
St. Jude Medical, Inc.*                                     16,000       734,400
Stryker Corp.                                               33,300     1,816,515
Zimmer Holdings, Inc.*                                      27,400     2,251,458
                                                                      ----------
                                                                      49,959,296

Pharmaceuticals 28.7%
Abbott Laboratories                                        159,000     7,175,670
Allergan, Inc.                                              14,400     1,325,520
Astellas Pharma, Inc.                                       87,000     3,104,230
AstraZeneca PLC                                             49,400     2,263,937
Barrier Therapeutics, Inc.*                                 84,300       774,717
Eli Lilly & Co.                                             40,200     2,211,804
Forest Laboratories, Inc.*                                  28,700     1,274,280
IVAX Corp.*                                                 97,625     2,528,488
Johnson & Johnson                                           56,200     3,562,518
Medicis Pharmaceutical Corp. "A"                            48,800     1,659,688
Novartis AG (Registered)                                   132,162     6,431,057
Pfizer, Inc.                                               295,350     7,522,564
Roche Holding AG (Genusschein)                              44,485     6,169,426
Sanofi-Aventis                                              52,400     4,496,904
Schering-Plough Corp.                                      209,700     4,489,677
Schwarz Pharma AG                                           52,600     2,645,746
Sepracor, Inc.*                                             41,700     2,093,340
Shire Pharmaceuticals Group PLC (ADR)                       46,700     1,780,204
Teva Pharmaceutical Industries Ltd. (ADR)                   59,700     1,936,668
Watson Pharmaceuticals, Inc.*                               22,700       782,696
Wyeth                                                      168,300     7,706,457
                                                                      ----------
                                                                      71,935,591
--------------------------------------------------------------------------------
Total Common Stocks (Cost $175,896,083)                              241,976,584

--------------------------------------------------------------------------------
    Securities Lending Collateral 7.3%
--------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.61%  (b) (c)
  (Cost $18,306,850)                                    18,306,850    18,306,850

--------------------------------------------------------------------------------
    Cash Equivalents 3.3%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (d)
  (Cost $8,354,425)                                     8,354,425      8,354,425

                                                            % of
                                                      Net Assets      Value ($)
                                                  ------------------------------
Total Investment Portfolio (Cost $ 202,557,358)           107.1     268,637,859
Other Assets and Liabilities, Net                          (7.1)    (17,757,178)
 -------------------------------------------------------------------------------
Net Assets                                                100.0     250,880,681

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $17,822,058 which is 7.1% of net assets.

(b) Represents collateral held in connection with securities lending.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Health Care Fund, a series of
                                    Scudder Securities Trust


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Health Care Fund, a series of
                                    Scudder Securities Trust


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005